Average Annual Total Returns - AZL MVP T. Rowe Price Capital Appreciation Plus Fund	Apr. 30, 2021
SP500Index [Member]
Average Annual Return:
1 Year	18.40%	[1]
5 Years	15.22%	[1]
Since Inception	13.01%	[1]
Inception Date	Jan. 10, 2014	[1]
ModerateCompositeIndex [Member]
Average Annual Return:
1 Year	15.37%	[1]
5 Years	11.23%	[1]
Since Inception	9.66%	[1]
Inception Date	Jan. 10, 2014	[1]
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Average Annual Return:
1 Year	8.02%
5 Years	9.65%
Since Inception	9.10%
Inception Date	Jan. 10, 2014

[1]	Reflects no deduction for fees, expenses, or taxes.